SUBSEQUENT EVENTS	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

In the period April 1, 2022 through May 11, 2022, the Company issued 151,650,000 shares of common stock in the conversion of 15,165 shares of Series B Preferred stock.

In April 2022, the Company issued 198,750 shares of common stock that were accrued as of March 31, 2022 in the Obligation to Issue Common Stock.

In May 2022, the Company’s CEO contributed $406,040 to pay for the purchase of the NFT that is reflected as a non-current asset on the Company’s consolidated balance sheet.

HUMBL, INC.

PRO FORMA UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following unaudited pro forma consolidated financial statements give effect to the acquisition of Tickeri, Inc. (“Tickeri”) on June 3, 2021, the acquisition of Monster Creative, LLC (“Monster”) on June 30, 2021, the acquisition of BizSecure, Inc. (“BizSecure”) on February 12, 2022 and the acquisition of Ixaya Business SA de CV, a Mexican corporation (“Ixaya”) on March 3, 2022 by HUMBL, Inc. (“HUMBL” and the “Company”) and are based on estimates and assumptions set forth herein and in the notes to such pro forma statements.

On June 3, 2021 HUMBL acquired Tickeri in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri.

On June 30, 2021, HUMBL acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000.

On February 12, 2022, the Company entered into an asset purchase agreement with BizSecure. The Company determined this was an acquisition of a business pursuant to the guidance provided in both ASC 805 and Rule 11-01(d) of Regulation S-X. BizSecure is not considered a significant subsidiary under Regulation S-X Rule 1-02(w). The Company acquired a customer relationship with the US Air Force and BizSecure’s Mobile ID technology. The Company entered into employment agreements with two BizSecure employees as part of the agreement to help integrate the Mobile ID technology into the Company’s larger suite of products and help operate the blockchain services division. The assets acquired from BizSecure represented the majority of the operations of the entity and BizSecure post-acquisition has only conducted nominal operations and has no employees. The Company issued to BizSecure 13,200,000 common shares and 26,800,000 restricted stock units that vest quarterly commencing April 1, 2022 for a period of two years. The shares and restricted stock units have a value of $6,756,000. The Company has included the value of $4,526,520 which represents the value of the restricted stock units in contingent consideration pursuant to ASC 805-10-55-25. Management considered several factors when making the determination to treat the RSUs as contingent consideration and not post-combination compensation, including, but not limited to, the following: (a) the RSUs are not automatically forfeited upon termination of the two key employees as those RSUs would vest if the employees were terminated without cause or if the employees resigned with good reasons; (b) all selling shareholders of BizSecure receive the same pro rata compensation; (c) the BizSecure shareholders hired by the Company receive compensation commensurate with other employees in the Company at the same level; (d) there are no adjustments to the RSUs based on earnings and thus there is no profit-sharing component to the RSUs; and (e) the parties desired for the compensation to be paid over time and not all up front. Therefore, the Company determined that the restricted stock units should be treated as contingent consideration.

On March 3, 2022, the Company acquired Ixaya, under a Stock Purchase Agreement (“Ixaya SPA”). The acquisition of Ixaya was for $150,000 and 8,962,036 shares of common stock (a value of $1,500,000) for a total of $1,650,000. The Company accounted for this acquisition as a business combination under ASC 805, and Ixaya is not considered a significant subsidiary under Regulation S-X Rule 1-02(w).

These transactions are being accounted for as an acquisition. No cash was paid relating to the acquisitions.

The following unaudited pro forma consolidated statements of operations for the year ended December 31, 2021 of the Company, Tickeri, Monster, BizSecure and Ixaya gives effect to the above as if the transactions had occurred at the beginning of the period,which assumes the effects of the above as if these transaction had occurred as of January 1, 2021.

NOTE 17: SUBSEQUENT EVENTS

In accordance with ASC 855-10-50-1, the Company has evaluated subsequent events through March 30, 2022 which is the date that the financial statements were available to be issued.

The Company has evaluated subsequent events through the date the financial statements were available to be issued and has concluded that no such events or transactions took place that would require disclosure.

On January 3, 2022, the Company entered into a Settlement Agreement with HUMBL CL whereby HUMBL issued HUMBL CL 4,000,000 shares of common stock and HUMBL CL agreed to waive its right to purchase the Latin America territory rights.

On January 21, 2022, the Company issued 10,000,000 shares of common stock for the exercise of $2,000,000 of warrants.

From January 1, 2022 through March 30, 2022, the Company issued 675,000 shares of common stock for services rendered.

On February 12, 2022, the Company entered into an asset purchase agreement with BizSecure, Inc. (“BizSecure”). The Company acquired certain assets of BizSecure including tradenames, trademarks and logos; the Self Sovereign Identity Wallet; digital files, technology, specification sheets, product design information, code, algorithms; and customer contracts. The Company entered into employment agreements with two BizSecure employees as part of the agreement. The Company issued 13,200,000 common shares and 26,800,000 restricted stock units that vest quarterly commencing April 1, 2022 for a period of two years. The shares and restricted stock units have a value of $6,756,000. The Company accounted for this transaction as an asset purchase and not a business combination under ASC 805. The Company has included the value of $4,526,520 which represents the value of the restricted stock units in contingent consideration. This amount will be reclassified to equity upon the vesting of those restricted stock units over the two-year period. The Company determined this was an acquisition of a business pursuant to the guidance provided in both ASC 805 and Rule 11-01(d) of Regulation S-X. BizSecure is not considered a significant subsidiary under Regulation S-X Rule 1-02(w).

On February 22, 2022, the Company entered into a promissory note with a limited liability company, that is managed by a related party in the amount of $3,000,000. The promissory note bears interest at the annual interest rate of four percent (4%) and matures on February 22, 2025.

Effective, February 28, 2022, the Company met the criteria for the BLOCK ETX operations to be classified as held for sale at that time pursuant to ASC 205-20-50-1(a).

On March 3, 2022, the Company acquired Ixaya Business SA de CV, a Mexican corporation (“Ixaya”), under a Stock Purchase Agreement (“Ixaya SPA”). The acquisition of Ixaya was for $150,000 and 8,962,036 shares of common stock (a value of $1,500,000) for a total of $1,650,000. The Company accounted for this acquisition as a business combination under ASC 805, and Ixaya is not considered a significant subsidiary under Regulation S-X Rule 1-02(w).

On March 25, 2022, the Company cancelled 175,000 common shares of stock for a terminated employee.

On March 25, 2022, the Company’s CEO unilaterally cancelled 4,900 shares of Series B Preferred stock (a total of 49,000,000 common shares if converted) to enable the Company to complete strategic acquisitions of certain assets of BizSecure and to acquire Ixaya.

On March 30, 2022, the Company entered into a promissory note with a limited liability company, that is managed by a related party in the amount of $1,500,000. The promissory note bears interest at the annual interest rate of four percent (4%) and matures on March 30, 2025.

In the period January 1, 2022 through March 30, 2022, the Company issued 220,640,000 shares of common stock in the conversion of 22,064 shares of Series B Preferred stock.

Tickeri Inc [Member]
SUBSEQUENT EVENTS

NOTE 6: SUBSEQUENT EVENTS

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

NOTE 6: SUBSEQUENT EVENTS

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Monster Creative LLC [Member]
SUBSEQUENT EVENTS

NOTE 7: SUBSEQUENT EVENTS

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.